As filed with the Securities and Exchange Commission on March 15, 2021

Securities Act File No. 033-75138

Investment Company Act File No. 811-08348

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	51	[ X ]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No.	52	[ X ]

LORD ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

425 South Financial Place

Chicago, Illinois 60605-1028

(Address of Principal Executive Office) (Zip Code)

(312) 663-8300

(Registrant’s Telephone Number, Including Area Code)

Douglas M. Jackman	With copy to:
Thomas White International, Ltd.	Maureen A. Miller
425 South Financial Place	Vedder Price, P.C.
Chicago, Illinois 60605-1028	222 N. LaSalle Street,
(Name and Address of Agent for Service)	Chicago, IL. 60601

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 51 under the Securities Act of 1933, as amended (the “1933 Act”), to the Lord Asset Management Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 50 under the 1933 Act on Form N-1A filed February 25, 2021. This PEA No. 51 under the 1933 Act is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 50 under the 1933 Act to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the 1933 Act, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, Illinois on March 15, 2021.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Douglas M. Jackman*
Douglas M. Jackman
President

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Title	Date

William H. Woolverton*	Chairman of the Board and Trustee	March 15, 2021
William H. Woolverton

/s/ Douglas M. Jackman	President (Principal Executive Officer) and Trustee	March 15, 2021
Douglas M. Jackman

/s/ David M. Sullivan II David M. Sullivan II	Vice President and Treasurer (Principal Financial and Accounting Officer)	March 15, 2021

Arthur Fiocco, Jr.*	Trustee	March 15, 2021
Arthur Fiocco, Jr.

Geri Sands Hansen*	Trustee	March 15, 2021
Geri Sands Hansen

Elizabeth Montgomery*	Trustee	March 15, 2021
Elizabeth Montgomery

Robert W. Thomas*	Trustee	March 15, 2021
Robert W. Thomas

John N. Venson*	Trustee	March 15, 2021
John N. Venson

* By: /s/ David M. Sullivan II

          David M. Sullivan II

          David M. Sullivan II signs this document pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE